             [Graphic of Tiger}


------------------       -----------------
NEWPORT TIGER FUND       SEMIANNUAL REPORT
------------------       -----------------


June 30, 1999

The Tiger markets of Asia play an

important role in the world's economy,

offering growth opportunities for

long-term global investors.

     TABLE OF CONTENTS

    1     HIGHLIGHTS

    2     PORTFOLIO MANAGERS' REPORT

    4     PERFORMANCE

    5     PORTFOLIO OF INVESTMENTS

    7     FINANCIAL STATEMENTS

    11    NOTES TO FINANCIAL STATEMENTS

    14    FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

             Dear Shareholder:

             We are pleased to present the semiannual report for Newport Tiger
             Fund. This report covers the six months ended June 30, 1999.
[PHOTO OF
PRESIDENT]   Two years ago, some of the world's most promising emerging Asian financial markets were rocked by currency troubles and economic upheaval. Now, there are signs of recovery in many regions which have renewed a sense of optimism among investors.

Many Asian companies are working hard to restructure their businesses and improve their balance sheets. These efforts have resulted in what the Fund managers consider a more promising outlook for profits, which, coupled with falling interest rates, have led to a rebound in Asian equity markets.

For the six months ended June 30, 1999, the Fund benefited from this market phenomenon by making new investments in the region's stronger economies, such as Korea and Taiwan, a strategy that is consistent with the Fund's conservative investment approach. Our managers also believe that China offers superior long-term growth opportunity, and they maintain a substantial investment in the area through the Hong Kong market. Their intimate knowledge of Asia's markets and more than 20 years of experience through various market cycles have served the Fund well.

On the pages that follow, your Fund's portfolio managers discuss the investment strategies that helped generate favorable results while reducing the Fund's exposure to the region's riskiest markets.

As always, we thank you for choosing Newport Tiger Fund and we look forward to continuing to serve your investment needs.

Sincerely,


/s/ Stephen E. Gibson
Stephen E. Gibson
President
August 11, 1999



------------------------------
Not FDIC    May Lose Value
Insured     ------------------
            No Bank Guarantee
------------------------------

--------------------------------------------------------------------------------
HIGHLIGHTS
--------------------------------------------------------------------------------

*    MORE COMPANIES FOCUS ON SHAREHOLDER VALUE.

     Asian companies are now more committed than ever to providing shareholder value. This responsibility was largely absent in the high-flying markets of the early nineties, and can be considered a silver lining to the hardships of the past two years.

*    CONSUMER RECOVERY STILL IN EARLY STAGES.

     Although most Asian economies have improved significantly, consumer spending remains at a relatively low level, suggesting that the recovery may have additional potential to continue.

*    AN IMPRESSIVE TURNAROUND IN ASIAN MARKETS.

     The first six months of 1999 were very good for investors in Southeast Asia. Throughout the region, many Asian economies showed meaningful signs of recovery from the steep recession that began in 1997. The performance of two important markets in the region Hong Kong and Singapore illustrate the financial improvement during the six-month period.

          HONG KONG HANG SENG INDEX AND SINGAPORE STRAITS TIMES INDEX:
                    WEEKLY CLOSING PRICES: 1/4/99 - 6/30/99

                                                   Singapore Straits
                              Hang Seng Index         Times Index
                              ---------------      -----------------

1/04/99                             9,809                 1,400
1/08/99                            10,723                 1,545
1/15/99                            10,147                 1,500
1/22/99                             9,739                 1,479
1/29/99                             9,507                 1,428
2/05/99                             9,190                 1,360
2/12/99                             9,425                 1,355
2/19/99                             9,254                 1,374
2/26/99                             9,858                 1,412
3/05/99                            10,241                 1,450
3/12/99                            10,802                 1,486
3/19/99                            11,083                 1,473
3/26/99                            10,803                 1,498
4/01/99                            11,073                 1,545
4/09/99                            11,914                 1,665
4/16/99                            12,490                 1,770
4/23/99                            12,905                 1,865
4/30/99                            13,333                 1,886
5/07/99                            12,997                 1,899
5/14/99                            12,856                 1,883
5/21/99                            12,272                 1,953
5/28/99                            12,059                 1,904
6/04/99                            12,416                 1,928
6/11/99                            12,993                 2,067
6/17/99                            13,408                 2,071
6/25/99                            13,785                 2,179
6/30/99                            13,532                 2,168


The Hang Seng Index is a capitalization-weighted index of 33 companies that represent approximately 70% of the total market capitalization of the Stock Exchange of Hong Kong. The Singapore Straits Times Index is an unmanaged index that tracks the performance of stocks traded on the Singapore Stock Exchange. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.

     Six-month total returns for the period ended 6/30/99(1)

                          without             with
                        sales charge      sales charge
                        ------------      ------------
          Class A           31.62%           24.05%
          --------------------------------------------
          Class B           31.04%           26.04%
          --------------------------------------------
          Class C           31.13%           30.13%
          --------------------------------------------
          Class T           31.66%           24.09%
          --------------------------------------------
          Class Z           32.00%            N/A
          --------------------------------------------

     Net asset value per share as of 6/30/99

          Class A                            $10.24
          --------------------------------------------
          Class B                            $10.09
          --------------------------------------------
          Class C                            $10.11
          --------------------------------------------
          Class T                            $10.23
          --------------------------------------------
          Class Z                            $10.23
          --------------------------------------------

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions.

(1) The "with sales charge" returns include the maximum sales charge of 5.75% for Class A shares and the maximum applicable contingent deferred sales charges for six months of 5% for Class B shares and 1% for Class C shares. The Fund was originally introduced on 5/31/1989. On 4/1/1995, the shares that had been available since 5/31/1989 were re-designed as either Class T or Class Z. Also, share classes A, B and C were initially offered on that date.

SEMIANNUAL REPORT: Newport Tiger Fund

--------------------------------------------------------------------------------
                           PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

LOWER RATES TRIGGER SUBSTANTIAL GAINS

Asia's economic prospects improved as the result of a variety of factors, including a multi-billion dollar infusion from the International Monetary Fund over a two-year period. The purpose of this infusion was to stabilize tenuous economies and bring interest rates down. Governments responded by easing monetary policies, and interest rates fell from record highs to post-war lows. In addition, devalued currencies in many Asian nations led to an increase in exports, and many companies became committed to restructuring their businesses to become more efficient and to increase shareholder value. All of these factors, combined with improved financial conditions in many Asian governments, helped push the region's stock markets sharply higher. During the first six months of 1999, the Fund returned 31.62% for Class A shares, without a sales charge.

PORTFOLIO DIVERSIFIED THROUGHOUT THE TIGER COUNTRIES

During the first half of the year, the Fund made new commitments to countries such as Korea and Taiwan. In keeping with the Fund's conservative philosophy, our strategy has been to keep our initial exposures low until we have more confidence that the economic recoveries of these nations will prove sustainable. However, our underweighting of the region's lesser economies also held back the Fund's overall performance during early 1999. That's because the more speculative economies, which suffered disproportionately during the 1997 downturn, also exhibited the biggest rebound during the recent recovery.

NEW REASONS TO OWN HIGH-QUALITY STOCKS

One reason we have continued to overweight the stronger economies of the region is that many of our top holdings do substantial business with less developed countries, enabling us to participate in these economies with a lower level of risk. (Of course, certain risks are always present when making equity investments in emerging economies.)

For example, one of our longstanding holdings, Development Bank of Singapore (7.2% of net assets), has used the economic downturn to greatly strengthen its long-term outlook. Among the best-capitalized banks in the world, Development Bank has been on the acquisition trail, leveraging its strong balance sheet to improve the return on shareholders' funds. Led by former J.P. Morgan vice chairman John Olds, Development Bank recently acquired POS Bank Singapore's second biggest bank as well as assets in Thailand, Hong Kong and Indonesia.

     CHANGE IN COUNTRY BREAKDOWNS FROM 6/30/98 TO 6/30/99(1)

                        6/30/99          6/30/98
                        -------          -------
     Hong Kong           62.3%            66.8%
     Singapore           27.6%            20.1%
     Korea                2.3%             0.0%
     Taiwan               2.1%             0.3%
     Philippines          1.6%             4.3%
     India                1.2%             0.0%

(1) Country weightings are calculated as a percentage of total net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain these country weightings in the future.

Another long-term Fund holding, Hutchison Whampoa (6.0% of net assets), is con-solidating its position as a leader in telecommunications and port operations. For years it has been acquiring port operations along the China coast; coupled with positions ranging from Panama to the U.K., it is now the world's only truly global port company.

CHINA REMAINS AN IMPORTANT HOLDING

We continue to believe that China represents a long-term growth opportunity. The country is moving from a socialist system towards a market-oriented economy, which means that the state is no longer taking care of the individual in such areas as education and medical care. As part of this change, the country's savings rate has been unusually high, resulting in reduced consumer demand. We believe that as households bolster their balance sheets, the stage will be set for growth at the consumer level. Our portfolio now maintains an overweighted position in China, primarily through our ownership of Hong Kong companies with significant business interests in China.


/s/ Tim Tuttle                /s/ Chris Legallet           /s/ Robert Cameron


Tim Tuttle, Chris Legallet and Robert Cameron are portfolio co-managers of Newport Tiger Fund. Mr. Tuttle is President of Newport Fund Management, Inc., Mr. Legallet is Chief Investment Officer of Newport Fund Management, and Mr. Cameron is a senior vice president of Newport Fund Management.


               TOP 5 SECTORS AS OF 6/30/99(1)

               Financial                   34.0%
               ---------------------------------
               Real Estate                 23.8%
               ---------------------------------
               Utilities                   22.5%
               ---------------------------------
               Telecommunications           9.9%
               ---------------------------------
               Manufacturing                8.1%
               ---------------------------------


(1) Industry sector weightings are calculated as a percentage of net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain these sector weightings in the future.


               TOP 5 HOLDINGS AS OF 6/30/99(1)

               Development Bank of
               Singapore                    7.2%
               ---------------------------------
               Singapore Press
               Holdings                     7.1%
               ---------------------------------
               Hong Kong and China
               Gas Co., Ltd                 6.8%
               ---------------------------------
               Sun Hung Kai
               Properties                   6.2%
               ---------------------------------
               Cheung Kong
               Holdings                     6.1%
               ---------------------------------

(1) Top five holdings are calculated as a percentage of net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain these holdings in the future.

SEMIANNUAL REPORT: Newport Tiger Fund


--------------------------------------------------------------------------------
                            PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/99

                                        1 YEAR                      5 YEARS                     10 YEARS
SHARE CLASS     Inception      without          with        without         with         without         with
                  Date       sales charge   sales charge  sales charge   sales charge  sales charge  sales charge
------------------------------------------------------------------------------------------------------------------
Class A          4/1/95         67.26%         57.64%        0.12%         (1.06)%        8.27%         7.63%
------------------------------------------------------------------------------------------------------------------
Class B          4/1/95         65.79          60.79        (0.55)         (0.96)         7.90          7.90
------------------------------------------------------------------------------------------------------------------
Class C          4/1/95         65.78          64.78        (0.52)         (0.52)         7.92          7.92
------------------------------------------------------------------------------------------------------------------
Class T         5/31/89         67.25          57.64         0.29          (0.89)         8.36          7.72
------------------------------------------------------------------------------------------------------------------
Class Z         5/31/89         67.53           N/A          0.29            N/A          8.36           N/A
------------------------------------------------------------------------------------------------------------------


Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum sales charge of 5.75% for Classes A and T shares and the maximum applicable contingent deferred sales charge of 5% for one year and 2% for five years for Class B shares and 1% for one year for Class C shares.

Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

The Fund was originally introduced on 05/31/89 and became Colonial Newport Tiger Fund on 04/01/95 when Class A, B and D (since redesignated as C) shares were offered. As of 04/30/98, the Fund was renamed Newport Tiger Fund. Please see the Fund's prospectus for additional details. Class A, B and C share performance information includes returns of the Fund's Class T shares for periods prior to the inception dates of those classes. These Class T share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class T shares and the Class A, B and C shares. Had the expense differential been reflected, the returns for periods to the inception date of the Class A, B and C shares would have been lower.

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
June 30, 1999 (Unaudited)
(In thousands)



COMMON STOCKS 97.0%                      COUNTRY         SHARES         VALUE
--------------------------------------------------------------------------------
FINANCE, INSURANCE &
  REAL ESTATE 57.8%
DEPOSITORY INSTITUTIONS 21.5%
Bank of Philippine Islands                  Ph            1,075       $  3,842
Development Bank
    of Singapore Ltd.                       Si            5,553         67,927
HSBC Holdings PLC (a)                       HK            1,204         42,667
Hang Seng Bank                              HK            3,430         38,351
Oversea-Chinese Banking Corp., Ltd.         Si            5,695         47,560
United Overseas Bank                        Si              311          2,176
                                                                      --------
                                                                       202,523
                                                                      --------
HOLDING COMPANIES 11.9%
Citic Pacific Ltd.                          HK            8,751         27,915
Hutchison Whampoa Ltd.                      HK            6,274         56,807
Singapore Technologies Engineering Ltd.     Si           23,825         27,040
                                                                      --------
                                                                       111,762
                                                                      --------
INSURANCE CARRIERS 0.5%
National Mutual Asia Ltd.                   HK            6,000          4,795
                                                                      --------
NONDEPOSITORY CREDIT
INSTITUTIONS 0.1%
Housing Development Finance Ltd.            Id               10            522
                                                                      --------

REAL ESTATE 23.8%
Ayala Land Inc.                             Ph            7,500          2,365
Cheung Kong Holdings Ltd.                   HK            6,448         57,344
China Resources Enterprises Ltd.            HK           14,000         24,721
City Developments Ltd.                      Si            6,537         41,901
HKR International Ltd.                      HK            6,000          5,181
SM Prime Holdings Inc.                      Ph           37,534          8,484
Sun Hung Kai Properties Ltd.                HK            6,430         58,634
Swire Pacific Ltd., Series A                HK            5,170         25,588
                                                                      --------
                                                                       224,218
                                                                      --------
--------------------------------------------------------------------------------
MANUFACTURING 8.1%
FOOD & KINDRED PRODUCTS 0.2%
Hindustan Lever Ltd. (b)                    Id               35          1,928
                                                                      --------
HOUSEHOLD APPLIANCES 0.3%
Guangdong Kelon Electric
    Holdings, Class H                       HK            2,000          2,333
                                                                      --------
MEASURING & ANALYZING
INSTRUMENTS 0.5%
China Hong Kong Photo
    Products Holdings, Ltd.                 HK           31,400          5,018
                                                                      --------
PRINTING & PUBLISHING 7.1%
Singapore Press Holdings Ltd.               Si            3,939       $ 67,182
                                                                      --------
--------------------------------------------------------------------------------
RETAIL TRADE 2.4%
APPAREL & ACCESSORY STORES 1.5%
Giordano International Ltd.                 HK           20,000         14,178
                                                                      --------
FOOD STORES 0.9%
President Chain Store Corp.                 Tw            2,368          8,028
                                                                      --------
--------------------------------------------------------------------------------
SERVICES 2.8%
COMPUTER RELATED SERVICES 0.7%
Datacraft Asia Ltd.                         Si            1,483          6,466
                                                                      --------
COMPUTER SOFTWARE 2.1%
Infosys Technologies Ltd.                   Id              103          8,627
                                                                      --------
Taiwan Semiconductor
Manufacturing Co., ADR                      Tw            3,016         11,532
                                                                      --------
                                                                        20,159
                                                                      --------
--------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
    GAS & SANITARY SERVICES 22.5%
ELECTRIC SERVICES 5.8%
CLP Holdings Ltd.                           HK            5,865         28,499
Hong Kong Electric
Holdings Ltd.                               HK            5,941         19,143
Korea Electric Power
Corp., ADR                                  Ko              331          6,775
                                                                      --------
                                                                        54,417
                                                                      --------
GAS SERVICES 6.8%
Hong Kong and China Gas Co., Ltd.           HK           44,000         63,799
                                                                      --------
RAILROAD 0.0%
Guangshen Railway Co., Ltd.                 HK            2,948            452
                                                                      --------
TELECOMMUNICATION 9.9%
China Telecom Ltd. (a)(b)                   HK           18,300         52,155
Hong Kong Telecommunications Ltd. (a)       HK           10,011         26,903
Korea Telecom Corp., ADR (b)                Ko              363         14,535
                                                                      --------
                                                                        93,593
                                                                      --------
--------------------------------------------------------------------------------
WHOLESALE TRADE 3.4%
DURABLE GOODS
Johnson Electric Holdings Ltd.              HK            3,444         14,206
Li & Fung Ltd.                              HK            7,560         18,124
                                                                      --------
                                                                        32,330
                                                                      --------
TOTAL COMMON STOCKS
(cost of $781,875)(c)                                                  913,703
                                                                      --------

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
June 30, 1999 (Unaudited)
(In thousands)


SHORT-TERM OBLIGATIONS 3.5%                             Par        Value
--------------------------------------------------------------------------------
Repurchase agreement with SBC
    Warburg Ltd., dated 06/30/99 due
    07/01/99 at 4.800% collateralized
    by U.S. Treasury bonds and/or
    notes with maturities to 2027,
    market value $33,720 (repurchase
    proceeds $32,573)                                $32,569      $ 32,569
                                                                  --------
OTHER ASSETS & LIABILITIES, NET (0.5%)                              (4,360)
                                                                  ========
NET ASSETS  100%                                                  $941,912
                                                                  ========

NOTES TO INVESTMENT PORTFOLIO:

(a) The value of this security represents fair value as determined in good faith under the direction of the Trustees.
(b)  Non-income producing.
(c)  Cost for federal income tax purposes is $782,034.


SUMMARY OF SECURITIES BY
COUNTRY                                   COUNTRY          VALUE       TOTAL
--------------------------------------------------------------------------------
Hong Kong                                   HK          $586,813       64.2
Singapore                                   Si           260,252       28.5
Korea                                       Ko            21,310        2.3
Taiwan                                      Tw            19,560        2.2
Philippines                                 Ph            14,691        1.6
India                                       Id            11,077        1.2
                                                        --------      -----
                                                        $913,703      100.0
                                                        ========      =====

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

         Acronym                       Name
         -------           ---------------------------
           ADR             American Depositary Receipt



6  See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
June 30, 1999 (Unaudited)
(In thousands except for per share amounts and footnotes)


ASSETS
Investments at value (cost $781,875)                          $913,703
Short-term obligations                                          32,569
                                                              --------
                                                               946,272
Cash including foreign currencies
  (cost $53)                                      $   54
Receivable for:
        Fund shares sold                           4,016
        Investments sold                           1,668
        Dividends                                  1,133
        Interest                                       4
Other                                                 10         6,885
                                                  ------      --------
          Total Assets                                         953,157

LIABILITIES
Payable due to custodian bank                      1,578
Payable for:
        Fund shares repurchased                    6,544
        Investments purchased                      1,667
Accrued:
        Management fee                               575
        Administration fee                           185
        Service fee  Class A, Class B, Class C       100
        Distribution fee  Class B                    200
        Distribution fee  Class C                     69
        Transfer agent fee                           103
        Bookkeeping fee                               27
        Deferred Trustees fees                        11
Other                                                186
-----                                             ------
          Total Liabilities                                     11,245
                                                              --------
NET ASSETS                                                    $941,912
                                                              ========


Class A
Net asset value & redemption price per share
     ($310,436/30,324)                                      $    10.24(a)
                                                            ==========
Maximum offering price per share
     ($10.24/0.9425)                                        $    10.86(b)
                                                            ==========
Class B
Net asset value & offering price per share
     ($335,713/33,267)                                      $    10.09(a)
                                                            ==========
Class C
Net asset value & offering price per share
     ($60,659/6,003)                                        $    10.11(a)
                                                            ==========
Class T
Net asset value & redemption price per share
     ($59,112/5,776)                                        $    10.23
                                                            ==========
Maximum offering price per share
     ($10.23/0.9425)                                        $    10.85(b)
                                                            ==========
Class Z
Net asset value, offering & redemption price
     per share ($175,992/17,208)                            $    10.23
                                                            ==========
COMPOSITION OF NET ASSETS
Capital paid in                                             $1,158,625
Accumulated net investment loss                                 (3,587)
Accumulated net realized loss                                 (344,956)
Net unrealized appreciation on:
     Investments                                               131,828
     Foreign currency transactions                                   2
                                                            ==========
                                                            $  941,912
                                                            ==========

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)  On sales of $50,000 or more the offering price is reduced.


                                                                               7
See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Six Months Ended June 30, 1999 (Unaudited)
(In thousands)


INVESTMENT INCOME
Dividends:
        Cheung Kong Holdings Ltd.                             $    823
        CLP Holdings Ltd.                                          969
        HSBC Holdings PLC                                          722
        Hang Seng Bank                                             894
        Hong Kong Electric Holdings Ltd.                           919
        Hong Kong Telecommunications Ltd.                          602
        Hong Kong and China Gas Co., Ltd.                        1,187
        Hutchison Whampoa Ltd.                                     782
        Singapore Press Holdings Ltd.                              758
        Singapore Technologies Engineering Ltd.                    676
        Other                                                    3,163
Interest                                                           483
                                                              --------
        Total Investment Income (net of
        nonreclaimable foreign taxes
        withheld at source which
        amounted to $786)                                       11,978

EXPENSES
Management fee                                  $  3,126
Administration fee                                 1,000
Service fee  Class A, Class B, Class C               748
Distribution fee  Class B                          1,079
Distribution fee  Class C                            189
Transfer agent fee                                 1,375
Bookkeeping fee                                      145
Trustees fee                                          17
Custodian fee                                        173
Audit fee                                             13
Legal fee                                             10
Registration fee                                      55
Reports to shareholders                               11
Other                                                141         8,082
                                                --------      --------
        Net Investment Income                                    3,896
                                                              --------

NET REALIZED & UNREALIZED GAIN (LOSS)
ON PORTFOLIO POSITIONS
Net realized loss on:
        Investments                              (33,706)
        Foreign currency transactions               (126)
                                                --------
        Net Realized Loss                                      (33,832)
Net change in unrealized appreciation/depreciation
   during the period on:
        Investments                              257,952
        Foreign currency transactions                  2
                                                --------
Net Unrealized Appreciation                                    257,954
                                                              --------
        Net Gain                                               224,122
                                                              --------
Increase in Net Assets from Operations                        $228,018
                                                              ========

8    See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(In thousands)


                                                                       (UNAUDITED)
                                                                    SIX MONTHS ENDED    YEAR ENDED
                                                                        JUNE 30,        DECEMBER 31,
                                                                          1999              1998
-----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income                                                  $   3,896       $   13,928
Net realized loss                                                        (33,832)        (203,334)
Net unrealized appreciation                                              257,954           55,638
                                                                       ---------       ----------
        Net Increase (Decrease) from Operations                          228,018         (133,768)
                                                                       ---------       ----------
Distributions:
From net investment income -- Class A                                         --           (4,839)
From net investment income -- Class B                                         --           (3,032)
From net investment income -- Class C                                         --             (503)
From net investment income -- Class T                                         --           (1,162)
From net investment income -- Class Z                                         --           (3,078)
                                                                       ---------       ----------
                                                                         228,018         (146,382)
                                                                       ---------       ----------
Fund Share Transactions:
Receipts for shares sold -- Class A                                      162,584          390,952
Value of distributions reinvested -- Class A                                  (a)           3,964
Cost of shares repurchased -- Class A                                   (176,970)        (423,839)
                                                                       ---------       ----------
                                                                         (14,386)         (28,923)
                                                                       ---------       ----------
Receipts for shares sold -- Class B                                       23,074          118,738
Value of distributions reinvested -- Class B                                  (a)           2,739
Cost of shares repurchased -- Class B                                    (47,830)        (150,324)
                                                                       ---------       ----------
                                                                         (24,756)         (28,847)
                                                                       ---------       ----------
Receipts for shares sold -- Class C                                        9,041           36,392
Value of distributions reinvested -- Class C                                  --              463
Cost of shares repurchased -- Class C                                    (10,824)          41,371)
                                                                       ---------       ----------
                                                                          (1,783)          (4,516)
                                                                       ---------       ----------
INCREASE (DECREASE) IN NET ASSETS
Receipts for shares sold -- Class T                                          655            3,578
Value of distributions reinvested -- Class T                                  --              994
Cost of shares repurchased -- Class T                                     (7,519)         (22,132)
                                                                       ---------       ----------
                                                                          (6,864)         (17,560)
                                                                       ---------       ----------
Receipts for shares sold -- Class Z                                      180,528          149,223
Value of distributions reinvested -- Class Z                                  --            2,303
Cost of shares repurchased -- Class Z                                   (187,927)        (167,695)
                                                                       ---------       ----------
                                                                          (7,399)         (16,169)
                                                                       ---------       ----------
Net Decrease from Fund
        Share Transactions                                               (55,188)         (96,015)
                                                                       ---------       ----------
          Total Increase (Decrease)                                      172,830         (242,397)
NET ASSETS
Beginning of period                                                      769,082        1,011,479
                                                                       ---------       ----------
End of period (net of accumulated loss and overdistributed
        net investment income of $3,587 and $7,483, respectively)      $ 941,912       $  769,082
                                                                       =========       ==========


(a)  Rounds to less than one.


                                                                               9
See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS -- CONT.
--------------------------------------------------------------------------------
(In thousands)


                                                                 (UNAUDITED)
                                                              SIX MONTHS ENDED           YEAR ENDED
                                                                   JUNE 30,              DECEMBER 31,
                                                                     1999                   1998
-----------------------------------------------------------------------------------------------------
NUMBER OF FUND SHARES
Sold -- Class A                                                     18,700                 53,978
Issued for distributions reinvested -- Class A                          (a)                   511
Repurchased -- Class A                                             (20,522)               (58,196)
                                                                   -------                -------
                                                                    (1,822)                (3,707)
                                                                   -------                -------
Sold -- Class B                                                      2,753                 16,083
Issued for distributions reinvested -- Class B                          (a)                   348
Repurchased -- Class B                                              (5,891)               (20,659)
                                                                   -------                -------
                                                                    (3,138)                (4,228)
                                                                   -------                -------
Sold -- Class C                                                      1,080                  4,975
Issued for distributions reinvested -- Class C                          --                     59
Repurchased -- Class C                                              (1,346)                (5,782)
                                                                   -------                -------
                                                                      (266)                  (748)
                                                                   -------                -------
Sold -- Class T                                                         78                    492
Issued for distributions reinvested -- Class T                          --                    128
Repurchased -- Class T                                                (937)                (3,092)
                                                                   -------                -------
                                                                      (859)                (2,472)
                                                                   -------                -------
Sold -- Class Z                                                     23,736                 20,851
Issued for distributions reinvested -- Class Z                          --                    297
Repurchased -- Class Z                                             (24,461)               (23,285)
                                                                   -------                -------
                                                                      (725)                (2,137)
                                                                   -------                -------

(a)  Rounds to less than one.


10   See notes to financial statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
June 30, 1999 (Unaudited)


NOTE 1. INTERIM FINANCIAL STATEMENTS

In the opinion of management of Newport Tiger Fund (the Fund), a series of Liberty Funds Trust VII, formerly Colonial Trust VII, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at June 30, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2. ACCOUNTING POLICIES

ORGANIZATION:

The Fund is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation by investing primarily in equity securities of companies located in the nine Tigers of Asia (Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, Indonesia, China and the Philippines). The Fund may issue an unlimited number of shares. The Fund offers five classes of shares: Class A, Class B, Class C, Class T and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed on redemptions made within eighteen months on an original purchase of $1 million to $5 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Class T shares are sold with a front-end sales charge and Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class T shares and Class Z shares, as described in the Fund's prospectus.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices. In certain countries, the Fund may hold foreign designated shares. If the foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded. Korean equity securities that have reached the limit for aggregate foreign ownership and for which premiums to the local exchange prices may be paid by foreign investors are valued by applying a broker quoted premium to the local share price. In addition, if the values of foreign securities have been materially affected by events occurring after the closing of the market, the foreign securities may be valued at their current value.

Forward currency contracts are valued based on the weighted value of the exchange traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. In certain countries, the Fund may hold portfolio positions for which market quotations are not readily available. Such securities are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than the Class A, Class B and Class C service fees and Class B and Class C distribution fees), realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using average shares outstanding during the period. In addition, Class A, Class B and Class C net investment income per share data reflects the service fee per share applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

Class A, Class B and Class C ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the service fee applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
June 30, 1999 (Unaudited)


DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

FOREIGN CURRENCY TRANSACTIONS:

Net realized and unrealized gains (losses) on foreign currency transactions includes the gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) from investments.

FORWARD CURRENCY CONTRACTS:

The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract is opened, the actual exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER:

Corporate actions are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonreclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:

Newport Fund Management (the Advisor) is the investment Advisor of the Fund and receives a monthly fee based on the Fund's average net assets as follows:


AVERAGE NET ASSETS                                  ANNUAL FEE RATE
--------------------------------------------------------------------
First $100 million                                       1.00%
Next $1.4 billion                                        0.75%
Next $1.0 billion                                        0.70%
Over $2.5 billion                                        0.65%

ADMINISTRATION FEE:

Colonial Management Associates, Inc. (the Administrator) an affiliate of the Advisor, provides accounting and other services for a monthly fee equal to 0.25% annually of the Fund's average net assets.

BOOKKEEPING FEE:

The Administrator provides bookkeeping and pricing services for a monthly fee equal to $27,000 annually plus a percentage of the Fund's average net assets as follows:


AVERAGE NET ASSETS                                  ANNUAL FEE RATE
--------------------------------------------------------------------
First $50 million                                      No charge
Next $950 million                                        0.035%
Next $1 billion                                          0.025%
Next $1 billion                                          0.015%
Over $3 billion                                          0.010%

TRANSFER AGENT:

Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Administrator, provides shareholder services for a monthly fee equal to 0.236% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
June 30, 1999 (Unaudited)


UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the Distributor), a subsidiary of the Administrator, is the Fund's principal underwriter. For the six months ended June 30, 1999 the Fund has been advised that the Distributor retained net underwriting discounts of $306,290 on sales of the Fund's Class A, Class C and Class T shares and received contingent deferred sales charges (CDSC) of $16,051, $1,013,736 and $16,313 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually on Class A, Class B and Class C net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% of the average net assets attributable to Class B and Class C shares.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS:

The Administrator has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 1.55% annually of the Fund's average net assets.

For the six months ended June 30, 1999, the Fund's operating expenses, as defined above, did not exceed the 1.55% expense limit.

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of the Advisor or Administrator.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 4. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

During the six months ended June 30, 1999, purchases and sales of investments, other than short-term obligations, were $84,222,599 and $146,164,955, respectively.

Unrealized appreciation (depreciation) at June 30, 1999, based on cost of investments for federal income tax purposes was:

Gross unrealized appreciation                          $207,756,466
Gross unrealized depreciation                           (76,087,139)
                                                       ------------
  Net unrealized appreciation                          $131,669,327
                                                       ============

CAPITAL LOSS CARRYFORWARDS:

At December 31, 1998, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:


                        YEAR OF          CAPITAL LOSS
                       EXPIRATION        CARRYFORWARD
                       ----------        ------------
                          2005           $ 81,206,000
                          2006            229,760,000
                                         ------------
                                         $310,966,000
                                         ============

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER:

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 5. LINE OF CREDIT

The Fund may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the six months ended June 30, 1999.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout each period are as follows:

                                                                             1999
                                           ------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30 (UNAUDITED)        CLASS A          CLASS B        CLASS C        CLASS T          CLASS Z
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $   7.800        $  7.700        $ 7.710        $ 7.770        $  7.750
                                           ---------        --------        -------        -------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)(b)                   0.051           0.020          0.020          0.062           0.062
Net realized and unrealized gain               2.389           2.370          2.380          2.398           2.418
                                           ---------        --------        -------        -------        --------
    Total from Investment Operations           2.440           2.390          2.400          2.460           2.480
                                           ---------        --------        -------        -------        --------
NET ASSET VALUE END OF PERIOD              $  10.240        $ 10.090        $10.110        $10.230        $ 10.230
                                           ---------        --------        -------        -------        --------
Total return (c)(d)                           31.62%          31.04%         31.13%         31.66%          32.00%
                                           ---------        --------        -------        -------        --------
RATIOS TO AVERAGE NET ASSETS:
Expenses (e)(f)                                1.76%           2.51%          2.51%          1.51%           1.51%
Net investment income (e)(f)                   1.22%           0.47%          0.47%          1.47%           1.47%
Portfolio turnover (d)                           11%             11%            11%            11%             11%
Net assets at end of period (000)          $ 310,436        $335,713        $60,659        $59,112        $175,992


(a) Per share data was calculated using average shares outstanding during the period.

(b) Includes distributions from securities listed on the Statement of Operations which amounted to $0.009, $0.010, $0.008, $0.009, $0.010,
     $0.006, $0.012, $0.008, $0.008 and $0.007 per share, respectively.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)  Not annualized.

(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(f)  Annualized.

                                                                                        1998
                                                   ------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31                               CLASS A           CLASS B          CLASS C         CLASS T          CLASS Z
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $    9.020        $   8.920        $   8.940       $   9.010        $   9.010
                                                   ---------         ---------        ---------       ---------        ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)(b)                            0.145            0.091            0.091           0.163            0.163
Net realized and unrealized loss                      (1.234)           (1.228)          (1.241)         (1.232)          (1.252)
                                                   ---------         ---------        ---------       ---------        ---------
  Total from Investment Operations                    (1.089)           (1.137)          (1.150)         (1.070)          (1.090)
                                                   ---------         ---------        ---------       ---------        ---------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                            (0.151)           (0.083)          (0.080)         (0.171)          (0.171)
                                                   ---------         ---------        ---------       ---------        ---------
NET ASSET VALUE END OF PERIOD                      $   7.780         $   7.700        $   7.710       $   7.770        $   7.750
                                                   ---------         ---------        ---------       ---------        ---------
Total return (c)                                    (12.08)%          (12.77)%         (12.89)%        (11.87)%         (12.09)%
                                                   ---------         ---------        ---------       ---------        ---------
RATIOS TO AVERAGE NET ASSETS
Expenses (d)                                           1.78%             2.53%            2.53%           1.53%            1.53%
Net investment income (d)                              2.02%             1.27%            1.27%           2.27%            2.27%
Portfolio turnover                                       15%               15%              15%             15%              15%
Net assets at end of period (000)                  $ 250,089         $ 280,163        $  48,316       $  51,526        $ 138,988


(a) Per share data was calculated using average shares outstanding during the period.

(b) Includes distributions from securities listed on the Statement of Operations which amounted to $0.019, $0.026, $0.027, $0.017, $0.026,
     $0.019, $0.018, $0.037 and $0.016 per share, respectively.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout each period are as follows:


                                                                                           1997
                                                         --------------------------------------------------------------------------
YEAR ENDED DECEMBER 31                                    CLASS A          CLASS B        CLASS C(A)      CLASS T          CLASS Z
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $  13.750       $  13.640      $  13.660       $  13.750       $  13.750
                                                         ---------       ---------      ---------       ---------       ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)(c)                          0.081          (0.011)        (0.012)          0.112           0.112
Net realized and unrealized loss                            (4.735)         (4.667)        (4.666)         (4.740)         (4.740)
                                                         ---------       ---------      ---------       ---------       ---------
        Total from Investment Operations                    (4.654)         (4.678)        (4.678)         (4.628)         (4.628)
                                                         ---------       ---------      ---------       ---------       ---------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                  (0.034)             --             --          (0.070)         (0.070)
From net realized gains                                     (0.042)         (0.042)        (0.042)         (0.042)         (0.042)
                                                         ---------       ---------      ---------       ---------       ---------
        Total Distributions Declared to Shareholders        (0.076)         (0.042)        (0.042)         (0.112)         (0.112)
                                                         ---------       ---------      ---------       ---------       ---------
NET ASSET VALUE END OF PERIOD                            $   9.020       $   8.920      $   8.940       $   9.010       $   9.010
                                                         ---------       ---------      ---------       ---------       ---------
Total return (d)                                          (33.95)%        (34.41)%       (34.36)%        (33.76)%        (33.76)%
                                                         ---------       ---------      ---------       ---------       ---------
RATIOS TO AVERAGE NET ASSETS
Operating expenses (e)                                       1.73%           2.48%          2.48%           1.48%           1.48%
Interest expense                                                (f)             (f)            (f)             (f)            (f)
Total expenses (e)                                           1.73%           2.48%          2.48%           1.48%           1.48%
Net investment income (loss) (e)                             0.64%         (0.11)%        (0.11)%           0.89%           0.89%
Portfolio turnover                                             12%             12%            12%             12%             12%
Net assets at end of period (000)                        $ 323,407       $ 362,442      $  62,703       $  82,095       $ 180,832

(a)  Class D shares were redesignated Class C shares on July 1, 1997.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Includes distribution from Hong Kong Electric Holdings Ltd. which amounted to $0.015 per share.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(f)  Rounds to less than 0.01%


                                                                                         1996
                                                     ------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31                                CLASS A           CLASS B         CLASS C          CLASS T          CLASS Z
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE BEGINNING OF PERIOD                  $ 12.460         $ 12.390         $ 12.410         $ 12.450         $ 12.450
                                                     --------         --------         --------         --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)                         0.083           (0.016)          (0.016)           0.116            0.116
Net realized and unrealized gain                        1.278            1.275            1.270            1.281            1.281
                                                     --------         --------         --------         --------         --------
  Total from Investment Operations                      1.361            1.259            1.254            1.397            1.397
                                                     --------         --------         --------         --------         --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                             (0.067)          (0.005)              --           (0.093)          (0.093)
From net realized gains                                (0.004)          (0.004)          (0.004)          (0.004)          (0.004)
                                                     --------         --------         --------         --------         --------
  Total Distributions Declared to Shareholders         (0.071)          (0.009)          (0.004)          (0.097)          (0.097)
                                                     --------         --------         --------         --------         --------
NET ASSET VALUE END OF PERIOD                        $ 13.750         $ 13.640         $ 13.660         $ 13.750         $ 13.750
                                                     --------         --------         --------         --------         --------
Total return (b)                                       10.94%           10.16%           10.11%           11.24%           11.24%
                                                     --------         --------         --------         --------         --------
RATIOS TO AVERAGE NET ASSETS
Expenses (c)                                            1.74%            2.49%            2.49%            1.49%            1.49%
Net investment income (loss)(c)                         0.62%          (0.13)%          (0.13)%            0.87%            0.87%
Portfolio turnover                                         6%               6%               6%               6%               6%
Net assets at end of period (000)                    $568,497         $572,089         $108,785         $187,659         $366,849


(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout each period are as follows:

                                                                                    1995                                     1994
                                                ------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31                           CLASS A(b)       CLASS B(b)        CLASS C(b)    CLASS T(c)  CLASS Z(c)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $  10.860       $   10.860       $   10.860      $ 10.800    $ 10.800    $  12.440
                                                 ---------       ----------       ----------      --------    --------    ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)                      0.067           (0.003)          (0.003)      0.099(d)    0.099(d)       0.060
Net realized and unrealized loss                     1.617            1.594            1.615         1.656       1.656       (1.550)
                                                 ---------       ----------       ----------      --------    --------    ---------
Total from Investment Operations                     1.684            1.591            1.612         1.755       1.755       (1.490)
                                                 ---------       ----------       ----------      --------    --------    ---------
LESS DISTRIBUTIONS FROM SHAREHOLDERS:
From net investment income                          (0.060)          (0.037)          (0.038)       (0.081)     (0.081)      (0.040)
From net realized gains                             (0.024)          (0.024)          (0.024)       (0.024)     (0.024)      (0.110)
                                                 ---------       ----------       ----------      --------    --------    ---------
Total Distributions Declared to Shareholders        (0.084)          (0.061)          (0.062)       (0.105)     (0.105)      (0.150)
                                                 ---------       ----------       ----------      --------    --------    ---------
NET ASSET VALUE END OF PERIOD                    $  12.460       $   12.390       $   12.410      $ 12.450    $ 12.450    $  10.800
                                                 ---------       ----------       ----------      --------    --------    ---------
Total return (e)                                  15.52%(f)        14.65%(f)        14.85%(f)       16.28%      16.28%     (11.96)%
                                                 ---------       ----------       ----------      --------    --------    ---------
RATIOS TO NET ASSETS
Expenses (g)                                       1.37%(f)         1.93%(f)         1.93%(f)        1.60%       1.60%        1.29%
Net investment income (loss) (g)                   0.28%(f)       (0.28)%(f)       (0.28)%(f)        0.75%       0.75%        0.57%
Portfolio turnover                                      4%               4%               4%            4%          4%           8%
Net assets at end of period (000)                $ 196,870       $  112,588       $   21,420      $195,986    $345,583    $ 456,241


(a) Per share data was calculated using average shares outstanding during the period.
(b) Class A, Class B and Class C shares were initially offered on April 1, 1995. Per share data reflects activity from that date.
(c) Newport Tiger Fund was reorganized as Colonial Newport Tiger Fund on April 1, 1995. Under the plan of reorganization, existing shareholders of Newport Tiger Fund received Class T or Class Z shares of Colonial Newport Tiger Fund. The financial highlights for Classes T and Z are presented as if the reorganization had occurred on January 1, 1995.
(d)  Includes distribution from Taiwan Fund which amounted to $ 0.013 per share.
(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(f)  Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements had an impact of 0.07% on Class A, Class B and Class C and 0.11% on Class T and Class Z in 1995. Prior years' ratios are net of benefits received, if any.

SEMIANNUAL REPORT: Newport Tiger Fund

TRUSTEES & TRANSFER AGENT

--------------------------------------------------------------------------------
Robert J. Birnbaum
Consultant (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.; President, American Stock Exchange Inc.)

Tom Bleasdale
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

John V. Carberry
Senior Vice President of Liberty Financial Companies, Inc. (formerly Managing Director, Salomon Brothers)

Lora S. Collins
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

James E. Grinnell
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

Richard W. Lowry
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

Salvatore Macera
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

William E. Mayer
Partner, Development Capital, LLC
(formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

James L. Moody, Jr.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director Hannaford Bros. Co.)

John J. Neuhauser
Dean, Boston College School of Management

Thomas E. Stitzel
Professor of Finance, College of Business, Boise State University; Business Consultant and Author

Robert L. Sullivan
Retired Partner, KPMG LLP (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

Anne-Lee Verville
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

--------------------------------------------------------------------------------
Important Information About This Report
The Transfer Agent for Newport Tiger Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Newport Tiger Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Funds and with the most recent copy of the Liberty Funds Distributor, Inc. Performance Update.

--------------------------------------------------------------------------------
CHOOSE LIBERTY
--------------------------------------------------------------------------------

BECAUSE NO SINGLE INVESTMENT MANAGER CAN BE ALL THINGS TO ALL
INVESTORS.(SM)

--------------------------------------------------------------------------------
                                 L I B E R T Y
--------------------------------------------------------------------------------

COLONIAL            Colonial has long been a recognized leader in fixed-income
MANAGEMENT          investing. In addition, Colonial has distinguished itself
ASSOCIATES, INC.    with both a traditional value and a more contemporary
[LOGO]              approach to equity investing.
--------------------------------------------------------------------------------
                    Crabbe Huson's contrarian investment style seeks long-term performance by investing in stocks from high-quality,
CRABBE HUSON        out-of-favor companies. This risk-averse strategy
                    capitalizes on the potential of these companies to regain
[LOGO]              market popularity.
--------------------------------------------------------------------------------
LIBERTY             LAMCO brings institutional money management to individual
ASSET MANAGEMENT    investors through a disciplined multi-manager investment
COMPANY [LOGO]      process that seeks to deliver consistent long-term returns.
--------------------------------------------------------------------------------
NEWPORT             A leader in Asian investing(TM), Newport has an
FUND                unparalleled knowledge of Asian economies, business and
MANAGEMENT [LOGO]   culture.
--------------------------------------------------------------------------------
STEIN               Stein Roe's growth management style emphasizes companies
ROE &               with the ability to create, maintain and grow earnings in
FARNHAM [LOGO]      different market environments.
--------------------------------------------------------------------------------
            BOSTON * CHICAGO * NEW YORK * PORTLAND * SAN FRANCISCO
--------------------------------------------------------------------------------

That's why each of these affiliated managers has excelled in a particular investment style. These managers not only specialize in a distinct investment style, they hold a passion for their style along with a demonstrated track record.

Each of these managers is a member of the Liberty Financial Companies (NYSE: L), a diversified asset accumulation and management organization with approximately $61 billion in assets under management for more than 1.7 million investors. Many of the affiliated managers' products are offered by prospectus through Liberty Funds Distributor, Inc.

Ask your financial advisor to help you develop an investment strategy that blends the complementary disciplines of different managers into a well-balanced program tailored to your goals.


------------------------------------------------------------
NEWPORT TIGER FUND         SEMIANNUAL REPORT, JUNE 30, 1999
------------------------------------------------------------

                                                                                -------------
[LOGO] LIBERTY                                                                    BULK RATE
       ALL-STAR * COLONIAL * CRABBE HUSON * NEWPORT * STEIN ROE ADVISOR         U.S. POSTAGE
       Liberty Funds Distributor, Inc. (C)1999                                      PAID
       One Financial Center, Boston, MA 02111-2621, 1-800-426-3750              Holliston, MA
       Visit us at www.libertyfunds.com                                         PERMIT NO. 20
                                                                                -------------


                                                   NT-03/411H-0699 (6/99) 99/951